CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2020
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(in Renminbi “RMB”, except share and per share data)

	As of
	December 31,	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Assets:
Cash and cash equivalents	14,051,790	6,041,648	925,923
Prepaid expenses and other current assets	4,762,941	1,862,127	285,383
Amount due from subsidiaries and VIEs	1,017,874,882	1,008,811,092	154,607,065
Investments in subsidiaries and VIEs	3,378,505,504	2,067,921,292	316,922,803
Total assets	4,415,195,117	3,084,636,159	472,741,174

Liabilities:
Accrued expenses and other current liabilities	49,335,931	9,880,123	1,514,196
Total liabilities	49,335,931	9,880,123	1,514,196

Equity:
Common shares	201,240	202,870	31,091
Additional paid-in capital	2,987,363,137	3,068,045,239	470,198,503
Retained earnings (Accumulated deficits)	1,311,194,007	(14,551,146)	(2,230,060)
Accumulated other comprehensive income	67,100,802	21,059,073	3,227,444
Total equity	4,365,859,186	3,074,756,036	471,226,978
Total liabilities and equity	4,415,195,117	3,084,636,159	472,741,174

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(in Renminbi “RMB”, except share and per share data)

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
General and administrative	(79,265,535)	(14,451,949)	(18,494,095)	(2,834,345)
Interest income	122,320	77,030	4,416	677
Equity in profit (loss) of subsidiaries and VIEs	961,430,600	785,350,473	(1,293,341,634)	(198,213,275)
Other income (loss), net	824,508	3,300,575	3,328,738	510,151
Net income (loss)	883,111,893	774,276,129	(1,308,502,575)	(200,536,792)
Other comprehensive income (loss)	19,045,117	14,606,045	(46,041,729)	(7,056,204)
Comprehensive income (loss)	902,157,010	788,882,174	(1,354,544,304)	(207,592,996)

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF CASH FLOWS

(in Renminbi “RMB”, except share and per share data)

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Net cash provided by (used in) operating activities	36,187,975	(10,004,797)	(14,708,389)	(2,254,159)
Loan to subsidiaries and VIE	(519,786,600)	(199,179,173)	6,818,106	1,044,920
Net cash provided by (used in) investing activities	(519,786,600)	(199,179,173)	6,818,106	1,044,920
Contribution from shareholders	681,989,413	6,035,665	543,594	83,309
Dividend paid	—	(103,196,981)	—	—
Net cash provided by (used in) financing activities	681,989,413	(97,161,316)	543,594	83,309
Effect of foreign exchange rate changes	(6,283,113)	10,892,988	(663,453)	(101,679)
Net increase (decrease) in cash and cash equivalents	192,107,675	(295,452,298)	(8,010,142)	(1,227,609)
Cash and cash equivalents, beginning of year	117,396,413	309,504,088	14,051,790	2,153,532
Cash and cash equivalents, end of year	309,504,088	14,051,790	6,041,648	925,923

SCHEDULE I—NOTES TO CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

1. Schedule I has been provided pursuant to the requirements of Rule 12‑04(a) and 5‑04(c) of Regulation S‑X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same date and for the same period for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2. The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIEs. For the parent company, the Company records its investments in subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheet as “Investments in subsidiaries and VIEs” and the subsidiaries and VIEs’ profit or loss as “Equity in profit (loss) of subsidiaries and VIEs” on the Condensed Statements of Comprehensive Income (loss). Ordinarily under the equity, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries and VIE regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.

3. For the years ended December 31, 2018, 2019 and 2020, except as disclosed in Note 16, there were no material contingencies, significant provisions of long‑term obligations, guarantees of the Company.

Translations of balances in the additional financial information of Parent Company—Financial Statements Schedule I from RMB into US$ as of and for the year ended December 31, 2020 are solely for the convenience of the readers and were calculated at the rate of US$1.00= RMB6.5250,  as set forth in H.10 statistical release of the Federal Reserve Board on December 31, 2020. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into United States dollars at that rate on December 31, 2020, or at any other rate.